Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	$ 107	[1]
Other comprehensive income (loss) before reclassifications	(9)	[1]
Amount reclassified from accumulated other comprehensive income		[1],[2]
Other comprehensive income (loss)	(9)	[1]	(279)		(286)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ 98		$ 107	[1]

[1]	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
[2]	There were no amounts reclassified out of other comprehensive income for the year ended December 31, 2013